S-K 1602(a)(4) Forepart, Adjusted NTBV	12 Months Ended
Dec. 31, 2025 $ / shares
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	$ 8.33
Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.06
Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.08
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	8.33
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
No Redemption [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	8.33
Net Tangible Book Value, Pre-transaction, Per Share	(0.07)
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	8.33
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value, Adjusted, per Share	5.33
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.00
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	8.33
Net Tangible Book Value, Pre-transaction, Per Share	(0.07)
Net Tangible Book Value, Adjusted, per Share	5.35
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.98
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	8.33
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value, Adjusted, per Share	4.27
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.06
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	8.33
Net Tangible Book Value, Pre-transaction, Per Share	(0.07)
Net Tangible Book Value, Adjusted, per Share	4.29
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.04
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	8.33
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value, Adjusted, per Share	2.60
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.73
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	8.33
Net Tangible Book Value, Pre-transaction, Per Share	(0.07)
Net Tangible Book Value, Adjusted, per Share	2.61
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.72
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	8.33
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value, Adjusted, per Share	(0.42)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	8.75
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	8.33
Net Tangible Book Value, Pre-transaction, Per Share	(0.07)
Net Tangible Book Value, Adjusted, per Share	(0.45)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	8.78
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.15
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | No Redemption [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.15
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.42
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.42
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.36
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.36
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	2.69
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	2.68
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.33)
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.38)
Pro Forma Net Tangible Book Value After this Offering [Member] | No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.06
Pro Forma Net Tangible Book Value After this Offering [Member] | No Redemption [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.08
Pro Forma Net Tangible Book Value After this Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.33
Pro Forma Net Tangible Book Value After this Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.35
Pro Forma Net Tangible Book Value After this Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.27
Pro Forma Net Tangible Book Value After this Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.29
Pro Forma Net Tangible Book Value After this Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	2.60
Pro Forma Net Tangible Book Value After this Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	2.61
Pro Forma Net Tangible Book Value After this Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.42)
Pro Forma Net Tangible Book Value After this Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	$ (0.45)